Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 22, 2020
ESG US Corporate Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vanguard ESG U.S. Corporate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to track the performance of a market-weighted corporate bond index that measures the investment return of investment-grade U.S. dollar-denominated bonds and is screened for certain environmental, social, and corporate governance criteria.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays MSCI US Corporate SRI Select Index (the "Index"). The Index is a subset of the Bloomberg Barclays U.S. Corporate Index (the "Parent Index"), which serves as the universe of eligible bonds for use in constructing the Index and represents U.S. dollar-denominated, taxable, investment-grade corporate bonds. The Index excludes bonds with maturities of 1 year or less and with less than $750 million outstanding, and is screened for certain environmental, social, and governance (ESG) criteria by the Index provider, which is independent of Vanguard. The level of involvement in, or amount of revenue earned from, certain business lines or activities can vary from one company to another. The Index excludes the bonds of companies that the Index provider determines are involved in, and/or derive threshold amounts of revenue from certain activities or business segments related to: adult entertainment, alcohol, gambling, tobacco, nuclear weapons, controversial weapons, conventional weapons, civilian firearms, nuclear power, genetically modified organisms, or thermal coal, oil, or gas. The Index also excludes the bonds of any company that, as determined by the Index provider, does not meet certain standards defined by the Index provider's ESG controversies assessment, which measures a company's involvement in major ESG controversies by assessing a variety of factors such as  environmental impact, labor rights, human rights, community impact, governance, and compliance with the United Nations Global Compact Principles. Additionally, the Index  excludes companies that fail to have at least one woman on their board or do not provide data on the demographics of its board.

See Securities Selection section for more information regarding the Index exclusions. The components of the Index are likely to change over time.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund's assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance, and the level of risk may vary based on market conditions:

  Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline.
  Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for short-term bond funds, moderate for intermediate-term bond funds, and high for long-term bond funds.
  Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally higher for short-term bond funds and lower for long-term bond funds.
  Liquidity risk, which is the chance that a Fund may not be able to sell a security in a timely manner at a desired price.
  Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index.
  ESG investing risk, which is the chance that the bonds screened by the index sponsor for ESG criteria generally will underperform the market as a whole or that the particular bonds selected for the Index will, in the aggregate, trail returns of other funds screened for ESG criteria. There are significant differences in interpretations of what it means for a company to meet ESG criteria. The index provider's assessment of a company, based on the company's level of involvement in a particular industry or the index provider's own ESG criteria, may differ from that of other funds or of the advisor's or an investor's assessment of such company. As a result, the companies deemed eligible by the index provider may not reflect the beliefs and values of any particular investor and may not exhibit positive or favorable ESG characteristics. In addition, the Fund's target index may, at times, become focused in bonds of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

  The Fund's ETF Shares are listed for trading on Cboe BZX Exchange, Inc. and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.
  Although the Fund's ETF Shares are listed for trading on Cboe BZX Exchange, Inc., it is possible that an active trading market may not be maintained.
  Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from Cboe BZX Exchange, Inc. without first being listed on another exchange or (2) Cboe BZX Exchange, Inc. officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This is the Fund's initial prospectus, so it does not contain performance data.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This is the Fund‘s initial prospectus, so it does not contain performance data.
ESG US Corporate Bond ETF | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	6.00%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.00%
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	39
Transaction Fee on Purchases and Sales	world_TransactionFeeOnPurchasesandSales	none
Transaction Fee on Reinvested Dividends	world_TransactionFeeOnReinvestedDividends	none
Transaction Fee on Conversion to ETF Shares	world_TransactionFeeOnConversionToETFShares	none